Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 61.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,730,831	25,424,034
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	9,488,366	80,840,876
DWS Floating Rate Fund "Institutional" (a)	5,290,729	42,008,386
DWS Global Macro Fund "Institutional" (a)	3,195,347	33,359,425
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,304,364	56,768,972
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	632,538	5,597,958
DWS RREEF Real Estate Securities Fund "Institutional" (a)	2,278,361	56,890,663
Total Mutual Funds (Cost $290,949,826)		300,890,314

Exchange-Traded Funds 35.5%
iShares Global Infrastructure ETF	490,135	22,497,196
iShares JP Morgan USD Emerging Markets Bond ETF	187,560	20,642,854
iShares Preferred & Income Securities ETF	723,343	28,072,942
SPDR Blackstone Senior Loan ETF	333,851	15,363,823
SPDR Bloomberg Barclays Convertible Securities ETF	1,013,414	86,494,885
Total Exchange-Traded Funds (Cost $136,688,490)		173,071,700

Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.03% (a) (b) (Cost $14,269,969)	14,269,969	14,269,969

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $441,908,285)	100.1	488,231,983
Other Assets and Liabilities, Net	(0.1)	(503,220)
Net Assets	100.0	487,728,763
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Mutual Funds 61.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
24,932,114	840,552	—	—	(348,632)	840,552	—	2,730,831	25,424,034
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
53,979,797	32,420,710	—	—	(5,559,631)	24,046,410	—	9,488,366	80,840,876
DWS Floating Rate Fund "Institutional" (a)
40,691,313	1,057,866	—	—	259,207	1,057,866	—	5,290,729	42,008,386
DWS Global Macro Fund "Institutional" (a)
22,250,874	10,322,543	—	—	786,008	210,243	—	3,195,347	33,359,425
DWS RREEF Global Infrastructure Fund "Institutional" (a)
53,154,596	1,436,801	2,399,200	222,889	4,353,886	1,436,801	1,011,528	3,304,364	56,768,972
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
4,792,369	141,674	—	—	663,915	141,674	—	632,538	5,597,958

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
DWS RREEF Real Estate Securities Fund "Institutional" (a)
44,650,237	5,401,620	2,399,200	379,934	8,858,072	570,620	—	2,278,361	56,890,663
Cash Equivalents 2.9%
DWS Central Cash Management Government Fund, 0.03% (a) (b)
23,563,848	47,274,948	56,568,827	—	—	4,049	—	14,269,969	14,269,969
268,015,148	98,896,714	61,367,227	602,823	9,012,825	28,308,215	1,011,528	41,190,505	315,160,283
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$300,890,314	$—	$—	$300,890,314
Exchange-Traded Funds	173,071,700	—	—	173,071,700
Short-Term Investments	14,269,969	—	—	14,269,969
Total	$488,231,983	$—	$—	$488,231,983
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH3
R-080548-1 (1/23)